BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
BALANCE SHEETS
Allowances For Accounts Receivable	$ 9,710	$ 10,089
Common Stock, Par Value	$ 1	$ 0.001
Common Stock, Shares Authorized	60,000,000	60,000,000
Common Stock, Shares Issued	32,700,883	32,700,883
Common Stock, Shares Outstanding	29,061,883	29,061,883